UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.6%)(a)
	Rating(RAT)	Principal amount	Value

California (95.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	Aa3	$14,000,000	$16,278,355
(Episcopal Sr. Cmntys.), 6 1/8s, 7/1/41	BBB+/F	2,045,000	2,330,278
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	700,000	751,555
(O'Connor Woods), 5s, 1/1/33	A+	2,300,000	2,522,502

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds
(Odd Fellows Home of CA), Ser. A, 5s, 4/1/42	A+	1,000,000	1,079,030
(Odd Fellows Home), Ser. A, 5s, 4/1/32	A+	3,000,000	3,352,080

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5s, 12/1/34	AA	4,960,000	5,508,874

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	5,000,000	4,451,850

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,432,240
Ser. A, 5s, 5/1/39	AA-	1,000,000	1,100,180

Arcadia, Unified School Dist. G.O. Bonds
(Election 2006), Ser. A, AGM, zero %, 8/1/41	Aa1	7,680,000	2,188,877
(Election 2006), Ser. A, AGM, zero %, 8/1/40	Aa1	10,160,000	3,051,251
(Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa1	1,500,000	1,376,520

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5s, 10/1/54	AA-	8,650,000	9,270,551
Ser. F-1, 5s, 4/1/54	AA	14,330,000	15,442,720

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	117,364
(Providence Hlth. & Svcs.), Ser. C, U.S. Govt. Coll., 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa3	5,400,000	6,347,106
(Providence Hlth. & Svcs.), Class C, U.S. Govt. Coll., 6 1/4s, 10/1/28 (Prerefunded 10/1/18)	Aa3	3,350,000	3,910,924
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,922,120
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,429,000
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,149,920
(Scripps Hlth.), Ser. A, 5s, 11/15/40	AA	1,500,000	1,620,105
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A1	5,400,000	5,955,174
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A1	6,250,000	6,326,625
(Scripps Hlth.), Ser. A, 5s, 11/15/32	AA	1,000,000	1,114,340
(CA-NV Methodist), 5s, 7/1/26	A+	1,745,000	1,816,144

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A3	615,000	616,624
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A3	5,000	5,091
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A3	4,060,000	4,081,071
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A3	4,990,000	5,002,076
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	A3	2,440,000	2,456,104

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46 (Prerefunded 2/1/17)	A-	5,500,000	5,759,930
5 1/4s, 2/1/37 (Prerefunded 2/1/17)	A-	13,150,000	13,792,240

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa1	4,000,000	4,528,040
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,140,200
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	13,600,031
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	242,515
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	9,000,000	9,833,040
(Emerson College), 5 3/4s, 1/1/33	Baa1	2,000,000	2,302,900
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,120,540
(U. Students Coop Assn.), 5s, 4/1/22	BBB	790,000	833,276

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A+	3,000,000	3,456,030

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. B, 5s, 7/1/27	A-	4,500,000	4,545,000

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	7,500,000	7,575,000

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A	4,000,000	4,266,000

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5 1/8s, 7/1/44	BB+	1,000,000	1,029,370

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	31,000,000	36,809,400
5 3/4s, 4/1/31	Aa3	33,000,000	38,037,450
5 1/4s, 4/1/35	Aa3	10,000,000	11,395,300
5s, 10/1/44	Aa3	13,905,000	15,468,617
5s, 12/1/43	Aa3	1,500,000	1,661,370
5s, 11/1/43	Aa3	6,645,000	7,353,689
5s, 4/1/37	Aa3	2,000,000	2,240,520

CA State VRDN, 0.01s, 5/1/33 (Bank of Montreal)	VMIG1	4,400,000	4,400,000

CA State Edl. Fac. Auth. Rev. Bonds
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,528,200
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	118,092
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,085,000	1,222,665
(U. of the Pacific), U.S. Govt. Coll., 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	76,610
(CA College of Arts), 5 1/4s, 6/1/30	Baa2	1,360,000	1,485,596
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,425,895
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,254,844
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	7,011,208
(Pepperdine U.), 5s, 12/1/44	AA	4,000,000	4,480,480
(U. of the Pacific), 5s, 11/1/36	A2	10,005,000	10,164,180
(U. of the Pacific), 5s, 11/1/36(FWC)	A2	500,000	550,485
(U. of the Pacific), U.S. Govt. Coll., 5s, 11/1/36 (Prerefunded 11/1/15)	AAA/P	730,000	741,279
(U. of Redlands), Ser. A, 5s, 10/1/35	A3	1,000,000	1,104,160
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	1,000,000	1,001,670
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa1	1,970,000	1,973,664
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,680,062
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	213,465

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,418,200
(Indpt. Syst. Operator Corp.), 5s, 2/1/30	A1	7,000,000	7,835,940
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A1	4,985,000	5,533,749

CA State Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.01s, 9/1/37	VMIG1	3,295,000	3,295,000

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), Ser. A, 5s, 8/15/30	BBB	1,000,000	1,102,930

CA State Muni. Fin. Auth. Student Hsg. Rev. Bonds (Bowles Hall Foundation), Ser. A, 5s, 6/1/35	Baa3	1,270,000	1,364,361

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,917,015
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	8,329,920

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	3,000,000	3,568,440
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A1	490,000	570,669
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A1	575,000	671,623
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A1	2,625,000	3,072,405
(Riverside Campus), Ser. B, 6s, 4/1/25	A1	1,755,000	2,056,913
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A1	4,485,000	5,265,569
Ser. G-1, 5 3/4s, 10/1/30	A1	10,000,000	11,670,600
Ser. A-1, 5 1/2s, 3/1/25	A1	2,500,000	2,911,025
Ser. B, 5s, 10/1/39	A1	1,500,000	1,667,430
(Various Cap.), Ser. I, 5s, 11/1/38	A1	1,880,000	2,083,360
(Regents U.), Ser. E, U.S. Govt. Coll., 5s, 4/1/29 (Prerefunded 4/1/19)	Aaa	7,015,000	8,024,739
(Regents U.), Ser. E, U.S. Govt. Coll., 5s, 4/1/28 (Prerefunded 4/1/19)	Aaa	8,290,000	9,483,263
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A1	6,230,000	6,831,507

CA State Tobacco Securitization Agcy. Rev. Bonds (Kern Cnty. Tobacco Funding Corp.), 5s, 6/1/40	BBB/F	5,000,000	5,271,550

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,824,300
Ser. A, 5s, 11/1/35	Aa2	6,650,000	7,556,063

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	4,120,000	4,130,712

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	7,023,480
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB+/F	4,500,000	4,999,230
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A+	6,500,000	7,381,010
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A+	5,000,000	5,703,800
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,818,550
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,934,780
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB+/F	950,000	1,063,183
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	3,770,000	4,051,694
(899 Charleston, LLC), Ser. A, 5 3/8s, 11/1/49	BB/P	1,000,000	999,140
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,131,360
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	19,419,330
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	300,000	300,414
(American Baptist Homes of the West), 5s, 10/1/45	BBB+/F	2,550,000	2,640,780
AGM, 5s, 11/15/44	AA	5,195,000	5,699,019
(American Baptist Homes of the West), 5s, 10/1/43	BBB+/F	1,190,000	1,248,798
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	3,455,108
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,851,518
(Huntington Memorial Hosp.), 5s, 7/1/35 (Prerefunded 7/1/15)	A	3,000,000	3,000,000
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	647,214
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27 (Prerefunded 10/1/17)	A+	3,685,000	4,032,459
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,370,532
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	750,000	549,743

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	9,500,000	9,739,590

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,230,000	2,213,944

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,984,118

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	6,594,100

Cerritos, G.O. Bonds (Cerritos Cmnty. College Dist.), Ser. A, 5s, 8/1/39	Aa2	5,000,000	5,632,200

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	AA	3,540,000	3,891,664

Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	336,802

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa2	2,600,000	3,003,910
Ser. D, 5 7/8s, 1/1/34	Aa2	5,000,000	5,776,750

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5 1/2s, 9/1/30	BBB+	765,000	863,907
5 1/2s, 9/1/29	BBB+	2,235,000	2,527,562

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5s, 8/1/38	Aa1	7,000,000	7,794,920
NATL, zero %, 8/1/22	Aa1	1,280,000	1,060,416
NATL, zero %, 8/1/21	Aa1	4,500,000	3,900,375

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	28,000,000	20,569,640

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	7,995,000	6,881,057

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5s, 9/1/35	A-	585,000	633,795
Ser. A, 5s, 9/1/32	A-	1,125,000	1,237,871
(Sr. Lien), Ser. A, 5s, 9/1/28	A-	275,000	304,849

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1), 5s, 9/1/28	BBB+	1,590,000	1,756,632

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AAA/P	4,640,000	4,912,693

Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5s, 9/1/34	AA	500,000	562,450
5s, 9/1/33	AA	385,000	434,380
5s, 9/1/32	AA	450,000	509,612
5s, 9/1/31	AA	590,000	669,650
5s, 9/1/30	AA	815,000	927,796

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	AA-	1,505,000	1,026,831

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5s, 9/1/34	BBB-/P	1,000,000	1,102,560
5s, 9/1/31	BBB-/P	880,000	977,478

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,474,140

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	8,000,000	9,290,320

Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	1,092,820

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5s, 8/1/32	Aa2	2,000,000	2,257,240
5s, 8/1/31	Aa2	1,500,000	1,703,205
5s, 8/1/30	Aa2	1,000,000	1,139,300
5s, 8/1/29	Aa2	500,000	573,115

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5s, 6/1/45	A1	5,000,000	5,443,750
Ser. A-1, 5s, 6/1/33	B3	8,000,000	6,535,760
Ser. A, AMBAC, zero %, 6/1/24	A1	13,000,000	9,782,240

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5 1/4s, 8/1/38	Aa2	4,000,000	4,536,400

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,219,630
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	10,527,300
5 1/8s, 11/1/38	AA-	2,000,000	2,205,800

Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5 1/4s, 9/1/37	A-	4,925,000	5,501,028

Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds (Great Park Impt. Area No. 1), 5s, 9/1/39	BB/P	1,000,000	1,100,110

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5s, 9/2/29	BBB-	705,000	784,193
(Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,167,120

Irvine, Unified School Dist. Special Tax Bonds, BAM, 5s, 9/1/38	AA	2,500,000	2,789,625

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 9/1/33	BBB+	600,000	652,776
5s, 9/1/32	BBB+	2,475,000	2,712,699

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/29	BBB-/F	635,000	680,333

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds (Canyon Hills Impt. Areas), Ser. A & C
5s, 9/1/33	BB+/P	1,105,000	1,197,754
5s, 9/1/31	BB+/P	1,045,000	1,149,615

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28 (Prerefunded 8/1/16)	Aa2	5,245,000	5,505,100
AGM, zero %, 11/1/23	Aa2	1,395,000	1,097,865

Long Beach Marina, Rev. Bonds, 5s, 5/15/40	BBB/F	1,000,000	1,059,010

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	5,872,250
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,101,600
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,383,025

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5s, 8/1/39	Aa2	5,000,000	5,538,600
zero %, 8/1/34	Aa2	1,500,000	670,170
zero %, 8/1/33	Aa2	625,000	293,356

Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	366,520

Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5s, 12/1/44	AA	1,000,000	1,100,740

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds, AGM, 5s, 12/1/28	AA	4,000,000	4,615,680

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,251,754
5s, 10/1/30	A1	1,250,000	1,399,388

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, U.S. Govt. Coll., 6s, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	10,694,880

Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds (Playa Vista Phase 1)
5s, 9/1/31	BBB	1,500,000	1,656,285
5s, 9/1/30	BBB	1,500,000	1,662,450
5s, 9/1/29	BBB	1,500,000	1,668,630

Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	5,000,000	5,575,650
(Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	12,947,390
(Sr. Intl. Private Activity), 5s, 5/15/35	AA	2,000,000	2,259,440
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/32	AA-	1,000,000	1,117,530
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/31	AA-	1,190,000	1,334,228
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/30	AA-	1,100,000	1,238,193
(Los Angeles Intl. Arpt.), 5s, 5/15/29	AA	4,225,000	4,752,660

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5s, 7/1/44	Aa3	5,000,000	5,533,350
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	7,000,000	7,727,860
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	1,500,000	1,657,005
(Wtr. Wks. Syst.), Ser. B, 5s, 7/1/31	Aa2	2,000,000	2,285,240

Los Angeles, Harbor Dept. Rev. Bonds, FNMA Coll., FHLMC Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	9,465,000	10,554,800

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,324,433
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,258,260

Los Angeles, Waste Wtr. Syst. Rev. Bonds
(Green Bond), Ser. C, 5s, 6/1/45	AA+	2,500,000	2,813,700
Ser. B, 5s, 6/1/30	AA	8,000,000	9,167,760

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	6,584,950

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	15,000,000	16,172,100

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, AGM
5s, 7/1/32	AA	800,000	891,816
5s, 7/1/31	AA	1,600,000	1,789,584

Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5s, 10/1/40(FWC)	A+	2,790,000	3,085,935

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5s, 8/1/34	Aa2	2,000,000	2,252,680

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	970,040

Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5s, 9/1/26	BBB-	1,000,000	1,129,220

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,818
zero %, 8/1/21 (Prerefunded 8/1/17)	Aa2	8,575,000	6,886,240

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. E, 5 1/4s, 9/1/33	BBB+	1,500,000	1,651,185
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB+/P	3,685,000	3,749,082
Ser. D, 5s, 9/1/26	BBB+/P	1,710,000	1,739,857

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	772,786
5s, 7/1/30	A+	1,000,000	1,120,520

Oakland, G.O. Bonds, Ser. A, 5s, 1/15/35	Aa2	2,000,000	2,250,000

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	1,000,000	1,173,690
(Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,443,000

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5s, 8/15/33	BBB	1,750,000	1,939,910
5s, 8/15/32	BBB	1,000,000	1,111,460

Orange Cnty., Sanitation Dist. Waste Wtr. Rev. Bonds, Ser. A, 5s, 2/1/35	AAA	5,000,000	5,771,600

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	AA-	1,050,000	1,187,214

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,897,360
5 1/2s, 9/1/31	A+	1,000,000	1,143,940

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,860,000	2,031,399
5s, 5/1/31	A+	1,000,000	1,101,730

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	6,501,280

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5s, 9/15/32	BBB	500,000	540,040
5s, 9/15/28	BBB	1,110,000	1,223,486

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BB+/P	1,250,000	1,361,075

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	AA-	3,000,000	3,530,340

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,550,602

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA	6,000,000	6,441,540

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	A3	1,425,000	1,429,874

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	B-/P	4,250,000	3,577,820

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	840,308

Rocklin, Special Tax Bonds, 5s, 9/1/35(FWC)	BB/P	3,500,000	3,725,960

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	AA-	1,340,000	905,545

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds
5s, 2/1/34	A+	1,625,000	1,821,024
5s, 2/1/33	A+	1,455,000	1,635,347
5s, 2/1/32	A+	500,000	564,055
5s, 2/1/28	A+	2,895,000	3,307,190

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A	2,650,000	2,897,590
Ser. A, AGM, 5s, 7/1/28	AA	1,500,000	1,641,225
Ser. A, AGM, 5s, 7/1/26	AA	5,000,000	5,493,750
Ser. A, AGM, 5s, 7/1/25	AA	3,990,000	4,391,394

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/23	AA-	15,815,000	11,805,739
Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	5,869,050
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	AA-	5,000,000	4,511,250

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	Aa3	1,500,000	1,712,370
Ser. B, 5s, 8/15/31	Aa3	2,905,000	3,300,196
Ser. Y, 5s, 8/15/31	Aa3	500,000	572,520
Ser. X, 5s, 8/15/28	Aa3	1,650,000	1,898,424

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	Aa3	11,520,000	13,898,304

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19 (Prerefunded 7/1/16)	AA-	1,070,000	1,118,931

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A2	7,290,000	7,901,267

San Bernardino Cnty., Special Tax Bonds, 5s, 9/1/33	BBB-/P	2,500,000	2,687,925

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33 (Prerefunded 8/1/18)	Aa2	1,000,000	1,158,960

San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5s, 9/1/36	BBB-/P	990,000	1,054,697

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/38	A1	2,000,000	2,163,980

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5 1/4s, 3/1/40	AA-	1,000,000	1,118,800
Ser. A, 5 1/4s, 9/1/35	AA-	1,500,000	1,697,445
Ser. A, 5 1/4s, 3/1/25	AA-	6,065,000	6,990,034
(Cap. Impt.), Ser. A, 5s, 10/15/35	AA-	500,000	554,660
Ser. A, 5s, 9/1/26	AA-	6,265,000	7,128,066

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	AA	1,000,000	1,040,730

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,438,909
5 1/8s, 5/15/29	Aa3	7,885,000	8,936,622

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,673,397

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/44	Aa3	10,000,000	2,630,900

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5 1/4s, 5/1/33	A1	4,000,000	4,483,760
5s, 5/1/29	A1	2,000,000	2,296,760

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5s, 5/1/43	A1	3,280,000	3,613,871

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5s, 8/1/31	BBB-/P	1,140,000	1,232,887

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	AA	2,250,000	2,506,500
Ser. F, 5s, 5/1/40	A1	4,750,000	5,102,498
Ser. G, 5s, 5/1/40	A1	4,400,000	4,726,524

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,202,360
(Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB+	1,250,000	1,420,288

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay's), Ser. A, 5s, 8/1/43	BBB+	1,750,000	1,893,045

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	8,024,870

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	7,125,000	7,626,386

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	AA	3,935,000	4,054,152

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	7,135,274
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,841,440

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	2,999,050
5 1/4s, 7/1/32	A+	4,000,000	4,534,280

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	499,604
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	504,610
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,280,000	3,687,770
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,490,000	1,682,374
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	485,000	535,493

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	929,425

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	5,601,149

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 8/15/32	BBB+	1,000,000	1,116,190
5s, 8/15/30	BBB+	1,130,000	1,270,030

South Western Cmnty. College Dist. G.O. Bonds (Election 2008), Ser. D, 5s, 8/1/44(FWC)	Aa2	4,000,000	4,440,720

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A3	2,850,000	3,282,716
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A3	1,500,000	1,710,510
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,700,281

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6 1/4s, 10/1/40	A	1,250,000	1,483,225
6 1/4s, 10/1/38	A	2,235,000	2,666,042
6 1/8s, 10/1/35	A	750,000	896,288

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5s, 8/1/38	AA	1,000,000	1,077,780

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65s, 8/1/21	B+/P	3,505,000	3,510,468

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	4,021,400
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,662,200

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA	2,200,000	2,493,414
6 1/4s, 10/1/33	AA	3,000,000	3,402,540

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	AA-	6,000,000	6,892,740
5 5/8s, 1/1/29	AA-	1,000,000	1,138,500

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	12,640,000	13,605,570

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5s, 8/1/40	AA	2,000,000	2,164,960

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39	AA	8,380,000	9,436,048
Ser. O, FHL Coll., U.S. Govt. Coll., 5 1/4s, 5/15/39 (Prerefunded 5/15/19)	AAA/P	1,620,000	1,865,965
Ser. AI, 5s, 5/15/32	Aa2	3,000,000	3,421,680

Union, G.O. Bonds, Ser. A, 5s, 9/1/44	Aa1	1,890,000	2,108,730

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA+	1,500,000	1,750,440
5 3/4s, 8/15/28	AA+	1,745,000	2,037,113

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	2,350,000	2,574,026

			1,281,994,399
Delaware (0.7%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.02s, 10/1/38	VMIG1	9,050,000	9,050,000

			9,050,000
Guam (0.4%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,097,310

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,450,000	2,703,377

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5s, 10/1/30	AA	1,000,000	1,138,020

			4,938,707
Indiana (0.3%)

IN State Fin. Auth. VRDN, Ser. A-3, 0.02s, 2/1/37	VMIG1	3,610,000	3,610,000

			3,610,000
Massachusetts (0.1%)

MA State VRDN (Construction Loan), Ser. A, 0.01s, 3/1/26	VMIG1	1,700,000	1,700,000

			1,700,000
Missouri (0.4%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. C, 0.03s, 9/1/30	VMIG1	6,000,000	6,000,000

			6,000,000
Puerto Rico (0.9%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	4,000,000	4,012,960

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	Caa3	5,155,000	2,848,138
Ser. C, 5 3/8s, 8/1/36	Caa3	2,200,000	1,215,500
Ser. C, 5 1/4s, 8/1/40	Caa2	5,750,000	3,579,778

			11,656,376
Texas (0.7%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.02s, 12/1/24	A-1+	10,060,000	10,060,000

			10,060,000
Utah (0.6%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.03s, 5/15/37	VMIG1	8,165,000	8,165,000

			8,165,000
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,214,380

			2,214,380
TOTAL INVESTMENTS

Total investments (cost $1,224,563,421)(b)			$1,339,388,862

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,344,661,767.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,223,703,956, resulting in gross unrealized appreciation and depreciation of $123,314,173 and $7,629,267, respectively, or net unrealized appreciation of $115,684,906.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	15.6%
	Utilities	15.3
	Healthcare	12.8
	Local debt	11.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,339,388,862	$—

Totals by level	$—	$1,339,388,862	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015